Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net Loss	$ (507,875)	$ (566,782)	$ (3,029,780)	$ (3,842,014)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	6,729	6,617	27,620	28,103
Asset impairment expense			95,872
Net change in unrealized appreciation and depreciation in gold bullions	(43,563)	(33,352)	(55,985)	(38)
Amortization of debt discount				1,111,580
Imputed interest - related party	20,157	19,936	80,851	80,849
Stock issuable for services			225,000
Warrants issued/(cancelled) to consultants	(67,155)	31,484	538,633	234,698
Changes in operating assets and liabilities:
(Increase) in inventory			(304)	(6,580)
Decrease (Increase) prepaid expenses	10,859	11,585	763	(4,610)
Decrease (Increase) in deposits			2,608	(98,480)
Decrease in operating lease right-of-use, net	11,865	11,895	48,064	45,275
Increase in accrued expenses and other payables - related party	123,152	119,479	869,640	470,448
Decrease in accounts payable	(32,182)	15,927	1,298	138,159
Decrease in operating lease liabilities, current	(11,514)	(12,243)	(48,763)	(44,577)
Net Cash Used In Operating Activities	(489,527)	(395,454)	(1,244,483)	(1,887,187)
Net Cash Flows From Investing Activities
Purchase of treasury bills			(2,587,811)
Proceeds from maturity of treasury bills			2,587,811
Purchase of fixed assets			(6,399)	(5,021)
Net Cash Provided by Investing Activities			(6,399)	(5,021)
Cash Flows From Financing Activities:
Repayment of notes payable - related party				(40,000)
Proceeds from convertible note payable, net of original issue discount				2,760,000
Principal payments on debt	(15,000)	(15,000)	(60,000)	(60,000)
Proceeds from warrant exercise				739,864
Net Cash Used In Financing Activities	(15,000)	(15,000)	(60,000)	3,399,864
Net Change in Cash and Cash Equivalents	(504,527)	(410,454)	(1,310,882)	1,507,656
Cash and Cash Equivalents at Beginning of Year	2,551,834	3,862,716	3,862,716	2,355,060
Cash and Cash Equivalents at End of Year	2,047,307	3,452,262	2,551,834	3,862,716
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		100,000	100,000
Additional lease ROU	30,084
Preferred share issued in connection with debt cancellation - related party	$ 20,000
Warrant discount in connection with cashless warrant exercise				625,003
Adoption of lease standard ASC 842			85,023
Shares issued in connection with convertible note payable				$ 3,935,615